U.S. Bond Index Fund	07/01/2008 - 06/30/2009

ICA File Number: 811-10093
Reporting Period: 07/01/2008 - 06/30/2009
T. Rowe Price U.S. Bond Index Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10093

T. Rowe Price U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 7/1/08 to 6/30/09

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price U.S. Bond Index Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board – T. Rowe Price Funds

Date August 27, 2009

 ============================= U.S. BOND INDEX FUND =============================

CAROLINA POWER & LIGHT 6.3% DUE 4/1/38

Ticker:                      Security ID:  144141CY2

Meeting Date: MAY 11, 2009   Meeting Type: Consent Solicitation

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Consent to proposed amendments          N/A       Yes          Management

--------------------------------------------------------------------------------

SAFECO, 4.875% SENIOR NOTES DUE 2/1/2010

Ticker:                      Security ID:  786429AQ3

Meeting Date: NOV 18, 2008   Meeting Type: Consent and Exchange

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Receive $1,000.00 P.A. of new notes     N/A       Yes          Management

      (cusip TBD) issued by Liberty Mutual

      Group for each $1,000.00 P.A. of Notes

      Tendered.  Holders who consent by the

      consent date will receive a consent fee

      equal to $3.75 per $1,000.00 P.A.

      Exchanges must be submitted in

--------------------------------------------------------------------------------

TIME WARNER, 6.875% DUE 6/15/2018

Ticker:                      Security ID:  887315AY5

Meeting Date: APR 7, 2009    Meeting Type: Consent

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Holders who consent will receive 5.00   N/A       Yes          Management

      USD per 1,000 USD principal amount

--------------------------------------------------------------------------------

TURNER BROADCASTING, 8.375% DUE 7/1/2013

Ticker:                      Security ID:  900262AR7

Meeting Date: APR 7, 2009    Meeting Type: Consent

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Holders who consent will receive 5.00   N/A       Yes          Management

      USD per 1,000 USD principal amount

==================================== END NPX REPORT ============================